Other Income	3 Months Ended
Mar. 31, 2023
Other Income [Abstract]
Other Income	Other Income

	Three months ended March 31,
	2023	2022
	£’000	£’000
Grant income	631	435
R&D expenditure credits	1,973	998
	2,604	1,433

As at both March 31, 2023 and December 31, 2022 the Group operated four grants, consisting of a European governmental grant, a grant from the Gates Foundation, a grant from the Austrian Research Promotion Agency (“FFG”) and a grant from the Austrian Wirtshaftsservice. The first two grants provide reimbursement for certain personnel, consumables and overhead costs incurred in the performance of research and development activities, while the FFG grant relates to the early stage testing of a drug’s action in solid tumour patient samples with high content microscopy and deep-learning. The Austrian Wirtshaftsservice grant provides funding in respect of capital investments made in the period from August 2020 to the end of February 2022.
Maximum future amounts of £373,000 were receivable under these grants as at March 31, 2023, (December 31, 2022: £561,000).